Contingent liabilities and legal proceedings - Other cases in the Group (Details) R in Millions, £ in Billions							1 Months Ended				3 Months Ended	12 Months Ended
	Feb. 06, 2024 EUR (€)	Feb. 06, 2024 ZAR (R)	Jan. 18, 2019 EUR (€)	Jan. 18, 2019 ZAR (R)	Jan. 09, 2019 EUR (€)	Jan. 09, 2019 ZAR (R)	Nov. 30, 2023 EUR (€)	Nov. 30, 2023 GBP (£)	Oct. 31, 2019 EUR (€)	Jul. 31, 2019 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2025 EUR (€) CONTRACT	Mar. 28, 2025 EUR (€)	Mar. 31, 2024 EUR (€)
Contingent liabilities and legal proceedings - Conti
Loss contingency, new claims filed, number | CONTRACT												534
Other provisions											€ 2,246,000,000	€ 2,496,000,000		€ 2,448,000,000
Compensation Of Capital Amount			€ 473,000,000	R 9,400
Legal and regulatory
Contingent liabilities and legal proceedings - Conti
Other provisions											430,000,000	275,000,000		€ 269,000,000
Bottom of range [member]
Contingent liabilities and legal proceedings - Conti
Amount Of Damages Awarded To The Customer													€ 100,000,000
Maximum [Member]
Contingent liabilities and legal proceedings - Conti
Amount Of Damages Awarded To The Customer													€ 400,000,000
Vodafone India Services Private Limited | Legal and regulatory
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner												€ 468,000,000
Vodafone India Services Private Limited | Maximum [Member] | Legal and regulatory
Contingent liabilities and legal proceedings - Conti
Percentage of penalty												300.00%
Iliad v Vodafone Italy
Contingent liabilities and legal proceedings - Conti
Value of claim										€ 500,000,000
Papistas Holdings SA, Mobile Trade Stores (formerly Papistas SA) and Athanasios and Loukia Papistas v Vodafone Greece
Contingent liabilities and legal proceedings - Conti
Value of claim									€ 330,000,000
Verbraucherzentrale Bundesverband (Federation of German Consumer Organisations) Vs. Vodafone Germany
Contingent liabilities and legal proceedings - Conti
Increase in price for fixed lines services per month												€ 5
Claims regarding transfer of data to credit agencies in Germany
Contingent liabilities and legal proceedings - Conti
Damages sought per contract												5,000,000,000
Kenneth Makate vs Vodacom (Pty) Limited
Contingent liabilities and legal proceedings - Conti
Loss contingency, compensation awarded by minority judgement of SCA	€ 10,000,000	R 186
Amount of compensation offered but rejected					€ 2,000,000	R 47
Kenneth Makate vs Vodacom (Pty) Limited | Bottom of range [member]
Contingent liabilities and legal proceedings - Conti
Percentage of damages paid to the total revenue	5.00%	5.00%
Loss contingency, compensation awarded by miajority judgement of SCA | R		R 29,000
Kenneth Makate vs Vodacom (Pty) Limited | Maximum [Member]
Contingent liabilities and legal proceedings - Conti
Percentage of damages paid to the total revenue	7.50%	7.50%
Loss contingency, compensation awarded by miajority judgement of SCA	€ 1,500,000,000
Netherlands tax case | Legal and regulatory
Contingent liabilities and legal proceedings - Conti
Other provisions												€ 26,000,000
Netherlands tax case | Vodafone Europe BV
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner											€ 267,000,000
Mr Justin Gutmann v Vodafone Limited and Vodafone Group Plc
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner							€ 1,700,000,000	£ 1.4